Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments
Carrying amount at the beginning of the year	€ 1,395	€ 1,256
Additions and subscriptions	87	71
Change in the fair value with effect to OCI	(30)	62
Currency translation differences	(108)	56
Other changes	(15)	(50)
Carrying amount at the end of the year	€ 1,329	€ 1,395